CONCENTRATION OF RISK (Detail Textuals)	12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Purchase | Supplier Concentration Risk
Concentration Risk [Line Items]
Number of suppliers	2
Purchase | Supplier Concentration Risk | Momentive (Hexion /Bakelite AG)
Concentration Risk [Line Items]
Percentage accounted	1.32%	1.17%
Purchase | Supplier Concentration Risk | Speed Fair (Xiamen) Co Ltd
Concentration Risk [Line Items]
Percentage accounted	0.27%	0.26%
Purchase | Supplier Concentration Risk | Wuhan Steel Processing Co Ltd
Concentration Risk [Line Items]
Percentage accounted	24.73%	12.99%
Purchase | Supplier Concentration Risk | Thyssenkrupp Electrical Steel GmbH
Concentration Risk [Line Items]
Percentage accounted	2.87%	11.88%
Purchase | Supplier Concentration Risk | Hainan Xinlong Copper Co Ltd
Concentration Risk [Line Items]
Percentage accounted	5.71%	3.84%
Purchase | Supplier Concentration Risk | Jiangyin Copper Co Ltd
Concentration Risk [Line Items]
Percentage accounted	1.82%	5.77%
Purchase | Supplier Concentration Risk | Shanghai Congxin Electric Co Ltd
Concentration Risk [Line Items]
Percentage accounted	2.18%	4.19%
Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage accounted	10.50%	12.70%	13.60%
Number of customer	1	1	1